1933 Act File No. 33-89754
                                                      1940 Act File No. 811-8992

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              X
                                                                  ----

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.  9  .......................         X
                                 ----                             ----

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      X

    Amendment No.   10   ...................................         X
                  -------                                         ----

                             FUNDMANAGER PORTFOLIOS
                          (formerly, FUNDMANAGER TRUST)
               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           Victor R. Siclari, Esquire
                            Federated Investors Tower
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective
(check appropriate box)

__  immediately upon filing pursuant to paragraph (b)
 X  on January 17, 1997 pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on ____________ pursuant to paragraph (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

John J. Danello                           Edward T. O'Dell, P.C
Freedom Capital Management Corporation    Goodwin, Procter & Hoar
One Beacon Street                         One Exchange Place
Boston, Massachusetts 02108               Boston, Massachusetts 02109

                              CROSS-REFERENCE SHEET

    This Amendment to the Registration Statement of FUNDMANAGER PORTFOLIOS (formerly, FundManager Trust)),which is comprised of six Portfolios: (1) Aggressive Growth Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (2) Growth Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (3) Growth with Income Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (4) Bond Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class; (5) Managed Total Return Portfolio, consisting of one class of shares (a) Financial Adviser Class, and (6) International Portfolio, consisting of two classes of shares (a) Financial Adviser Class and (b) No-Load Class relates only to International Portfolio and is comprised of the following (The remaining references to other portfolios, with the exception of Item 23, have been kept for easier cross reference.):

PART A.    INFORMATION REQUIRED IN A PROSPECTUS.


                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.     Cover Page....................(1-6) Cover Page.
Item 2.     Synopsis......................(1-6) Summary of Fund Expenses.
Item 3.     Condensed Financial
             Information..................(1-5) Financial Highlights; (1-6) Performance Information.
Item 4.     General Description of
             Registrant...................(1-6) FundManager Portfolios; (1-5)
                                          Investment Objectives; (6) Investment
                                          Objective; (1-6) Investments of and
                                          Investment Techniques Employed By
                                          Mutual Funds in which the Portfolio
                                          May Invest; (1-6) Investment Policies
                                          and Restrictions; (1-5) Risks and
                                          Other Considerations; (6) Additional
                                          Risks and Other Considerations; (1-6)
                                          Capitalization.
Item                                      5. Management of the Fund (1-6)
                                          Management of FundManager Portfolios;
                                          (1-6) The Adviser; (1-6) The
                                          Administrator; (1-6) The
                                          Distributors;(1-5) Custodian and
                                          Transfer Agent; (6) Custodian; (6)
                                          Transfer Agent, Dividend Disbursing
                                          Agent, and Shareholder Servicing
                                          Agent; (1a-5a,6) Service
                                          Organizations; (1-6) Other Expenses;
                                          (1-6) Portfolio Transactions.
Item 6.     Capital Stock and Other
             Securities...................(1-6) Dividends, Distributions and Taxes; (1-6) Voting; (1-6)
                                          Shareholder Inquiries.
Item 7.     Purchase of Securities Being
             Offered......................(1-6) The Distributors;(1-6) Determination of Net Asset Value;
                                          (1-6) Purchase of Shares;  (1a-5a, 6) Retirement
                                          Plans; (1a-5a,6) Individual Retirement Accounts; (1a-5a,6)
                                          Defined Contribution Plan; (1a-5a,6) Exchange
                                          Privilege; (1b-4b,6) FundManager Advisory Program.
Item 8.     Redemption or Repurchase......(1-6) Redemption of Shares; (1a-5a,6) Redemption of Shares
                                          Purchased Through a Distributor or Authorized
                                          Securities Dealer; (1b-5b) Redemption of Shares Purchased
                                          Through a Distributor; (1-5) Direct Redemption; (6)
                                          Financial Adviser Class; (1a-5a,6) Redemption By Wire or
                                          Telephone; (1a-5a,6) Systematic Withdrawal Plan; (6)
                                          Limits on Redemptions.


Item 9.     Legal Proceedings             None.





PART B.    INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.    Cover Page....................(1-6) Cover Page.
Item 11.    Table of Contents.............(1-6) Table of Contents.
Item 12.    General Information and
             History                      (1-6) Other Information.
Item 13.    Investment Objectives and
             Policies.....................(1-6) Investment Policies; (1-6) Investment Restrictions.
Item 14.    Management of the Fund        (1-6) Management; (1-6) Trustees Compensation.
Item 15.    Control Persons and Principal
             Holders of Securities........(1-6) Management; (1-6) Other Information.
Item 16.    Investment Advisory and Other
             Services.....................(1-6) Management; (1-6) Investment Adviser
Item 17.    Brokerage Allocation..........(1-6) Portfolio Transactions.
Item 18.    Capital Stock and Other
             Securities                   (1-6) Other Information.
Item 19.    Purchase, Redemption and
             Pricing of Securities Being
             Offered......................(1-6) See Part A Prospectus - Purchase
                                          of Shares; (1-6) See Part A Prospectus
                                          - Redemption of Shares; (1-6) See Part
                                          A Prospectus - Determination of Net
                                          Asset Value.

Item 20.    Tax Status....................(1-5) See Part A Prospectus - Dividends, Distributions and
                                          Taxes; (6) The Portfolio's Tax Status.
Item 21.    Underwriters                  (1-6) Management; (1-6) Administrator; (1-6) Distributors; (6)
                                          Service Organizations.
Item 22.    Calculation of Performance
             Data.........................(1-6) Other Information; (1-6) Performance Information.
Item 23.    Financial Statements..........Not applicable.


Incorporated by reference pursuant to Rule 411 under the Securities Act of 1933, Parts A and B of Post-Effective Amendment No. 7, filed October 21, 1997, in their entirety.


PART C      OTHER INFORMATION

ITEM 24.    FINANCIAL STATEMENTS AND EXHIBITS

      (a)   Financial Statements: Not applicable.

      (b)   Exhibits:

 (l)(i)   Conformed copy of the Master Trust Agreement of the   Registrant; (4)
    (ii)  Conformed copy of the Amendment No. 1 to Master Trust Agreement; (4)
    (iii) Conformed copy of the Amendment No. 2 to Master Trust Agreement; (11)
    (iv)  Conformed copy of the Amendment No. 3 to Master Trust Agreement; (11)
 (2)   Copy of By-Laws of the Registrant; (4)
 (3)   Not Applicable
 (4)   Not Applicable
 (5) Conformed copy of the new Master Investment Advisory Contract and Investment Advisory Contract Supplement for Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio, Bond Portfolio, Managed Total
Return Portfolio; (11)
      (6)   (i)   Conformed copy of the Distributors Contract between Edgewood
                  Services Company and FundManager
                  Portfolios; (11)
            (ii)  Conformed copy of the Master Distributors Contract  between
                  Tucker Anthony Incorporated and FundManager
Portfolios; (11)
            (iii) Conformed copy of the Master Distributors Contract between
                  Sutro & Co. Incorporated and FundManager
Portfolios; (11)
            (iv) Conformed copy of the Master Distributors Contract between Freedom Distributors Corporation and FundManager Portfolios; (11)
            (v)   Form of Mutual Funds Sales and Service Agreement; (13)
      (7)   Not Applicable
      -----------------------------------

+ All exhibits have been filed electronically.

 (4) Incorporated by reference to Post-Effective Amendment No.2 to the Registrant's Registration Statement as filed with the Commission on
      January 30, 1996. (File Nos. 33-89754 and 811-8992)
(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)
(13) Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

      (8) Conformed copy of Custodian Agreement between FundManager Portfolios and Investors Bank & Trust Company; (11)
            (i)   Domestic Custody and Accounting Fee Schedule; (12)
            (ii)  Conformed copy of Custodian Contract between
                  FundManager Portfolios and State Street Bank and
                  Trust Company; (13)
      (9) (i) Conformed copy of the Administrative Services Agreement between FundManager Portfolios and Federated Administrative Services; (11)
            (ii) Conformed copy of the Transfer Agency and Service Agreement between FundManager Portfolios and Investors
Bank & Trust Company; (11)
            (iii) Conformed copy of Agreement for Transfer Agency
                  Services between FundManager Portfolios and Federated Shareholder Services Company; (13)
      (10)  Opinion and Consent of counsel; (2)
      (11)  Not Applicable
      (12)  Not Applicable
      (13)  Not Applicable
      (14)  Not Applicable
      (15)  (i)  Amended and Restated Master Distribution Plan and Supplements
                 for the Financial Adviser Class of
                 shares; (3)
            (ii) Amended and Restated Master Distribution Plan and
                 Supplements for the Financial Adviser Class of shares; (13)






      -----------------------------------

+ All exhibits have been filed electronically.

(2)   Incorporated by reference to Pre-Effective Amendment No. 1 to the
      Registrant's Registration Statement as filed with the   Commission on
      May 3, 1995. (File Nos. 33-89754 and 811-8992)
(3) Incorporated by reference to Post-Effective Amendment No.1 to the Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)
(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)
(12) Incorporated by reference to Post-Effective Amendment No. 7 to the Registrant's Registration Statement as filed with the Commission on October 21, 1997. (File Nos. 33-89754 and 811-8992)
(13) Incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement as filed with the Commission on November 26, 1997. (File Nos. 33-89754 and 811-8992)

      (16) Copy of Performance Data Calculations: Aggressive Growth Portfolio, Growth Portfolio, Growth with Income Portfolio,
Bond Portfolio, Managed Total Return Portfolio; (2)
      (17)  Not Applicable
      (18)  (i)  Multiple Class Expense Allocation Plan; (3)
            (ii) Amended Multiple Class Expense Allocation Plan; +
      (19) Conformed copy of Powers of Attorney of Trustees and Officers of Registrant; (11)

ITEM 25. Persons Controlled by or Under Common Control with Registrant:

      Not Applicable

ITEM 26. Number of Holders of Securities.

Title of Class                                  Number of Record Holders
                                                as of October 28, 1997

            Aggressive Growth Portfolio
            Financial Adviser Class                   1,563
            No-Load Class                               143

            Growth Portfolio
            Financial Adviser Class                     750
            No-Load Class                               129

            Growth with Income Portfolio
            Financial Adviser Class                     870
            No-Load Class                               132

            Bond Portfolio
            Financial Adviser Class                     231
            No-Load Class                               110

            Managed Total Return Portfolio
            Financial Adviser Class                     605

            International Portfolio
            Financial Adviser Class                       0
            No-Load Class                                 0

ITEM 27. Indemnification; (4)

-----------------------------------

+ All exhibits have been filed electronically.

(2)   Incorporated by reference to Pre-Effective Amendment No. 1 to the
Registrant's Registration Statement as filed with the   Commission on May
3, 1995. (File Nos. 33-89754 and 811-8992)

(3) Incorporated by reference to Post-Effective Amendment No.1 to the Registrant's Registration Statement as filed with the Commission on July 28, 1995. (File Nos. 33-89754 and 811-8992)

(4) Incorporated by reference to Post-Effective Amendment No.2 to the Registrant's Registration Statement as filed with the Commission on January 30, 1996. (File Nos. 33-89754 and 811-8992)
(11) Incorporated by reference to Post-Effective Amendment No.4 to the Registrant's Registration Statement as filed with the Commission on January 23, 1997. (File Nos. 33-89754 and 811-8992)

ITEM 28. Business and Other Connections of Investment Adviser:

      For a description of the other business of the investment adviser, see the section entitled "Management of FundManager Portfolios-The Adviser" in Part A.

The names and principal occupations of each director and executive officer of Freedom Capital Management Corporation are set forth below:

NAME                        BUSINESS AND OTHER CONNECTIONS

John H. Goldsmith           President and Chief Executive Officer of
                            Freedom Securities Corporation; Chairman and Chief
                            Executive Officer of Tucker Anthony Incorporated;
                            Managing Director of Freedom Capital

Dexter A. Dodge             Chairman and Director of Freedom Capital;
                            Vice President of Freedom Distributors Corporation

Lawrence G. Kirshbaum       Chief Financial Officer of Freedom
                            Securities Corporation;  Director of Tucker Anthony
                            Holding Corp.,  Sutro Group and John
                            Hancock Clearing Corporation;  Managing  Director of
                            Freedom  Capital;  Registered  Principal  of
                            Tucker Anthony  Incorporated;  Former Chief
                            Executive Officer of Kirshbaum & Co. and of
                            Prescott, Ball & Turben

John J. Danello            Chief Operating Officer, Managing Director, Clerk and
                            General Counsel of Freedom Capital; President and Director of Freedom Distributors Corporation

Richard V. Howe             Managing Director of Freedom Capital

Arthur E. McCarthy          Managing Director of Tucker Anthony Incorporated

Michael M. Spencer          Senior Vice President and Director of
                            Fixed-Income
                            Investments of Freedom Capital; Portfolio Manager at
                            Shawmut Investment Advisers

Terrence J. Gerlich         Managing Director of Freedom Capital

Charles B. Lipson           President of the M.D. Hirsch Division of the
                            Adviser since February 1995; President and Chief
                            Operating Officer of the M.D. Hirsch Division of
                            Republic Asset Management Corporation from February
                            1991 to December 1994

Michael D. Hirsch           Chairman, M.D. Hirsch Division of the Adviser since
                            February 1995; Vice President and Executive Vice
                            Chairman and Managing Director, Portfolio Manager of M.D. Hirsch Division of Republic Asset Management
                            Corporation from June 1993 to February 1994

ITEM 29. Principal Underwriters

            (a) Edgewood Services, Inc. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant: BT Advisor Funds, BT Pyramid Mutual Funds, BT Investment Funds, BT Institutional Funds, Excelsior Institutional Trust (formerly, UST Master Funds, Inc.), Excelsior Tax-Exempt Funds, Inc. (formerly, UST Master Tax-Exempt Funds, Inc.), Excelsior Institutional Trust, FTI Funds, FundManager Portfolios, Marketvest Funds, Marketvest Funds, Inc. and Old Westbury Funds, Inc.

            (b)

         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor           With Registrant
Lawrence Caracciolo             Director, President,              --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Arthur L. Cherry                Director,                         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

J. Christopher Donahue          Director,                         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Sholes                Vice President,                   --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ronald M. Petnuch               Vice President,                   --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas P. Schmitt               Vice President,                   --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Ernest L. Linane                Assistant Vice President,         --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

S. Elliott Cohan                Secretary,                Assistant Secretary
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Thomas J. Ward                  Assistant Secretary,              --
Federated Investors Tower       Edgewood Services, Inc.
Pittsburgh, PA 15222-3779

Kenneth W. Pegher, Jr.          Treasurer,                        --
Federated Investors Tower       Edgewood Services, Inc.

     (ai) Freedom Distributors Corp., a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (bi)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor         With Registrant

John J. Danello                 President and Director       Executive Vice
One Beacon Street               of Freedom Distributors      President of the
Boston, MA 02108                Corp.                        Registrant.

Michael G. Ferry                Treasurer of Freedom              --
One Beacon Street               Distributors Corp.
Boston, MA 02108

Dexter A. Dodge                 Director of Freedom          Trustee, Chairman
One Beacon Street               Distributors Corp.           and Chief
Boston, MA 02108                                             Executive Officer
                                                             of the Registrant.

Maureen M. Renzi                Vice President and Clerk     Assistant
One Beacon Street               of Freedom Distributors      Secretary of the
Boston, MA 02108                Corp.                        Registrant.


(aii) Tucker Anthony Incorporated, a Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (bii)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor         With Registrant

John H. Goldsmith               Chairman, Chief Executive         --
One World Financial Center      Officer and Director of
New York, NY 10281              Tucker Anthony Incorporated.

Robert H. Yevich                President and Director of         --
One World Financial Center      Tucker Anthony Incorporated.
New York, NY 10281

Thomas A. Pasquale              Executive Vice President          --
One World Financial Center      and Director of Tucker
New York, NY 10281              Anthony Incorporated.

Marc Menchel                    Executive Vice President,         --
One World Financial Center      Secretary and Clerk of
New York, NY 10281              Tucker Anthony Incorporated.

Thomas E Gilligan               Treasurer and Chief Executive,    --
One World Financial Center      Officer of Tucker Anthony
New York, NY 10281              Incorporated.

     (aiii)  Sutro  &  Co.  Incorporated,   a  Distributor  for  shares  of  the
Registrant, also acts as principal underwriter for the following open-end investment companies: Freedom Mutual Fund and Freedom Group of Tax Exempt Funds.

      (biii)
         (1)                           (2)                        (3)
Name and Principal              Positions and Offices      Positions and Offices
 Business Address                  With Distributor         With Registrant

John F. Luikart                 President and Chief Executive     --
201 California Street           Officer of Sutro & Co.
San Francisco, CA 94111         Incorporated.

Mary Jane Delaney               Executive Vice President          --
201 California Street           and General Counsel of
San Francisco, CA 94111         Sutro & Co. Incorporated.

John H. Goldsmith               Director of Sutro & Co.           --
One World Financial Center      Incorporated.
New York, NY 10281

Fergus J. Henehan               Executive Vice President of       --
201 California Street           Sutro & Co. Incorporated.
San Francisco, CA 94111

John W. Eisle                   Executive Vice President of       --
201 California Street           Sutro & Co. Incorporated.
San Francisco, CA 94111

Thomas R. Weinberger            Executive Vice President of       --
201 California Street           Sutro & Co. Incorporated.
San Francisco, CA 94111

(c) Not Applicable.

ITEM 30. Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules 31a-1 through 31a-3 promulgated thereunder will be maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          Pittsburgh, Pennsylvania 15222-3779

Freedom Capital Management Corporation    One Beacon Street
("Adviser")                               Boston Massachusetts 02108.

Federated Administrative Services         Federated Investors Tower
("Administrator")                         Pittsburgh, Pennsylvania 15222-3779

Federated Shareholder Services Company    P.O. Box 8600
("Transfer Agent and Dividend             Boston, Massachusetts 02266-8600
Disbursing Agent and Shareholder
Servicing Agent")

State Street Bank and Trust Company       P.O. Box 8600
("Custodian and Portfolio                 Boston, Massachusetts 02266-8600
Accountant")

ITEM 31. Management Services:
            Not applicable.

ITEM 32. Undertakings

      Registrant hereby undertakes to comply with Section 16(c) of the 1940 Act as though such provisions of the Act were applicable to the Registrant except that the request referred to in the third full paragraph thereof may only be made by shareholders who hold in the aggregate at least 10% of the outstanding shares of the Registrant, regardless of the net asset value or values of shares held by such requesting shareholders.

      Registrant hereby undertakes to furnish to each person to whom a prospectus is delivered a copy of the Registrant's latest annual report to shareholders upon request and without charge.

      Registrant hereby undertakes to file a post-effective amendment using financial statements, which need not be certified, within four to six months from the effective date of Registrant's Post- Effective Amendment No. 9.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, the Registrant, FUNDMANAGER PORTFOLIOS (formerly, FundManager Trust), certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and the Commonwealth of Pennsylvania on the 18th day of December, 1997.

                             FUNDMANAGER PORTFOLIOS
                          (formerly, FUNDMANAGER TRUST)

                            By: /s/ Victor R. Siclari
                       Victor R. Siclari, Secretary
                       December 18, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:


NAME                          TITLE                   DATE

By:   /s/ Victor R. Siclari   Attorney in Fact        December 18, 1997
      Victor R. Siclari       For the Persons
      SECRETARY               Listed Below


/s/Dexter A. Dodge*           Chairman and Trustee
Dexter A. Dodge               (Chief Executive Officer)

/s/Charles B. Lipson*         President
Charles B. Lipson             (Principal Executive Officer)

/s/Judith J. Mackin*          Treasurer
Judith J. Mackin              (Principal Financial and
                               Accounting Officer)

/s/Ernest T. Kendall*         Trustee
Ernst T. Kendall

/s/Richard B. Osterberg*      Trustee
Richard B. Osterberg

/s/John R. Haack*             Trustee
John R. Haack


* By Power of Attorney